SHORT-TERM AND LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt

The components of the Company’s debt as of April 30, 2021 and January 31, 2021 were as follows:

	April 30,		January 31,
	2021		2021

Loan dated October 8, 2019, and revised February 29, 2020 and November 10, 2010 repayable June 30, 2022 with an additional interest payment of $20,000(3)	102,168	#	102,168

SFS Funding Loan, original loan of $389,980 January 8, 2020, 24% interest, weekly payments of $6,006, maturing July 28, 2021(2)	83,152	*	161,227

Forklift Note Payable, original note of $20,433 Sept 26, 2018, 6.23% interest, 60 monthly payments of $394.54 ending August 2023(1)	11,269	#	12,269

Vehicle loan original loan of $93,239 February 16, 2021, 2.90 % interest. 72 monthly payments of $1,414 beginning on April 2, 2021 and ending on March 2, 2027. Secured by vehicle having net book value of $94,316.	92,246	#

Vehicle loan original loan of $59,711 March 20,2021, 7.89% interest. 72 monthly payments of $1,048 beginning on May 4, 2021 and ending on April 4, 2027. Secured by vehicle having net book value of $87,575.	59,711	#

Demand loan - $5,000 dated February 1, 2020, 15% interest, 5% fee on outstanding balance	5,000	*	5,000

Demand loan - $2,500, dated March 8, 2019, 25% interest, 5% fee on outstanding balance	2,500	*	2,500

Demand loan - $65,500 dated February 27, 2019, 25% interest, 5% fee on outstanding balance, Secured by the general assets of the Company	12,415	*	12,415

Promissory note -$60,000 dated September 18, 2020 maturing September 18, 2021, including $5,000 original issue discount, 15% compounded interest payable monthly	60,000	*	60,000

Promissory note -$425,000 dated August 28, 2020, including $50,000 original issue discount, 15% compounded interest payable monthly. This notes matures when the Company receives proceeds through a financing event of $825,000 plus accrued interest on the note. (4)	425,000	*	425,000

Promissory note -$1,200,000 dated August 28, 2020,maturing August 28, 2022, 12% interest payable monthly with the first six months interest deferred until the 6th month and added to principal. (5)	1,200,000	#	1,200,000

Promissory note -$50,000 dated August 31, 2020,maturing February 28, 2021, 10% interest payable accrued monthly payable at maturity Fully repaid at April 30, 2021	—	*	50,000

Total	$2,053,461		$2,030,579

	30-Apr-21	31-Jan-21
Short-Term Debt	$446,404	$716,142
Current Portion Of Long-Term Debt	588,067	424,064
Long-Term Debt	1,018,990	890,373
	$2,053,461	$2,030,579

*Short-term loans

#Long-term loans of $11,269 including current portion of $3,812

$102,168 including current portion of $0

$ 59,711 including current portion $8,077

$ 92,246 including current portion $14,515

$1,200,000 including current portion of $420,000

(1) Secured by equipment having a net book value of $11,650

(2) The amounts due under the note are personally guaranteed by an officer or a director of the Company.

(3) On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.

(3) The Company has pledged a security interest on all accounts receivable and banks accounts of the Company.

(4) Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company expects to enter into such a transaction within the calendar year this loan is treated as current.

(5) Secured by all assets of the Company. Loan payable in 2 instalments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022

The components of the Company’s short-term and long term debt as of January 31, 2021 and 2020 were as follows:

	January 31, 2021		January 31, 2020
Working Capital Note Payable - $ 200,000 dated October 25, 2019, repayment of 10% of all eBay sales proceeds until paid in full, minimum payment of $20,417, fees of $4,173 effective interest rate of 7%(4), maturing January 25, 2020(4) , repaid in full February 5, 2020	$—		$6,978
Loan dated October 8, 2019, and revised February 29, 2020 and November 10, 2020 repayable June 30, 2022 with an additional interest payment of $20,000(2)	102,168	#	63,635
Loan dated October 14, 2019, repayable in average monthly installments of $11,200, maturing April 14, 2020, interest and fees $7,200, effective interest 35.50% per annum(4)(5) repaid in full at maturity	—		30,000
SFS Funding Loan, original loan of $389,980 January 8, 2020, 24% interest, weekly payments of $6,006, maturing April 7, 2021(5)	161,227	*	371,963
Forklift Note Payable, original note of $20,433 Sept 26, 2018, 6.23% interest, 60 monthly payments of $394.54 ending August 2023(1)	12,269	#	16,106
Demand loan - $122,000 dated August 19, 2019 25% interest, 5% fee on outstanding balance(4)(6)	—		122,000
Demand loan - $5,000 dated February 1, 2020, 15% interest, 5% fee on outstanding balance	5,000	*	—
Demand loan - $2,500, dated March 8, 2019, 25% interest, 5% fee on outstanding balance	2,500	*	2,500
Demand loan - $65,500 dated February 27, 2019, 25% interest, 5% fee on outstanding balance, Secured by the general assets of the Company	12,415	*	12,415
Promissory note -$60,000 dated September 18, 2020 maturing September 18, 2021, including $5,000 original issue discount, 15% compounded interest payable monthly	60,000	*	—
Promissory note -$425,000 dated August 28, 2020, including $50,000 original issue discount, 15% compounded interest payable monthly. The notes matures when the Company receives proceeds through a financing event of $850,000 plus accrued interest on the note.(7)	425,000	*	—
Promissory note -$1,200,000 dated August 28, 2020, maturing August 28, 2022, 12% interest payable monthly with the first six months interest deferred until the 6th month and added to principal .(8)	1,200,000	#	—
Promissory note -$50,000 dated August 31, 2020, maturing February 28, 2021, 10% interest payable at maturity	50,000	*	—
Total	$2,030,579		$625,597

	January 31, 2021	January 31, 2020
Short-Term Debt	$716,142	$609,491
Current Portion of Long-Term Debt	424,064	4,166
Long-Term Debt	890,373	11,940
	$2,030,579	$625,597

__________

*	Short-term loans.
#	Long-term loans of $12,269 including current portion of $4,064.
$102,168 including current portion of $0.
$1,200,000 including current portion of $420,000.
(1)	Secured by equipment having a net book value of $15,293 and $12,379 at January 31, 2021 and 2020, respectively.
(2)	On November 10, 2020 the Company amended the agreement extending the maturity to June 30, 2022 from April 8, 2021 and changing monthly payments to $0 from $5,705 and interest rate from 13% to a $20,000 lump sum payable at maturity.
(3)	The Company has pledged a security interest on all accounts receivable and banks accounts of the Company.
(4)	The Company has pledged a security interest on all assets of the Company.
(5)	The amounts due under the note are personally guaranteed by an officer or a director of the Company.
(6)	On February 26, 2020 the lender exchanged the $122,000 note along with $22,076 of accrued interest as part of a larger debt exchange transaction as described in Note 9.
(7)	Financing event would be a sale or issuance of assets, debt, shares or any means of raising capital. As the Company has reached this milestone this loan is treated as current. This note is secured by all the assets of the Company.
(8)	Secured by all assets of the Company. Loan including accrued interest payable in 2 installments, $445,200 payable August 28, 2021 and $826,800 payable August 28, 2022.

Schedule of future minimum payments	The following are the minimum amounts due on the notes as of January 31, 2021:
Year Ended	Amount
Jan 31, 2022	$1,140,206
Jan 31, 2023	886,165
Jan 31, 2024	4,208
Total	$2,030,579